Trade and Notes Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Summary of Trade and Notes Payables
	December 31, 2020	December 31, 2019
	US$’000	US$’000
Trade payables	4,911	9,586
Notes payable	327	—
	5,238	9,586